INCOME TAXES	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
INCOME TAXES
11	INCOME TAXES

The Company's primary operations were based in Mexico and currently enacted tax laws in Mexico are used in the calculation of income taxes, the holding company is based in the US and currently enacted US tax laws are used in the calculation of income taxes.

Federal Corporate Income Tax ("CIT") - Mexico

CIT applies to Mexican resident taxpayers' income from worldwide sources, as well as to foreign residents on the income attributed to their permanent establishments ("Pes") located in Mexico. The federal CIT rate is 30%.

All corporate entities, including associations of a civil nature, branches, etc., are subject to the tax rules applicable to Mexican corporations (unless specifically ruled out).

Provisions to recognize the effects of inflation for tax purposes in the areas of monetary assets and liabilities (annual monetary adjustment) and depreciable assets are provided in the Mexican Income Tax Law, even though recent inflation rates have been stable at low levels

Federal Income Tax - United States

On December 22, 2017, the Tax Cuts and Jobs Act (the TCJA), which significantly modified U.S. corporate income tax law, was signed into law by President Trump. The TCJA contains significant changes to corporate income taxation, including but not limited to the reduction of the corporate income tax rate from a top marginal rate of 35% to a flat rate of 21%, limitation of the tax deduction for interest expense to 30% of earnings (except for certain small businesses), limitation of the deduction for net operating losses to 80% of current year taxable income and generally eliminating net operating loss carrybacks, allowing net operating losses to carryforward without expiration, one-time taxation of offshore earnings at reduced rates regardless of whether they are repatriated, elimination of U.S. tax on foreign earnings (subject to certain important exceptions), immediate deductions for certain new investments instead of deductions for depreciation expense over time, and modifying or repealing many business deductions and credits (including changes to the orphan drug tax credit and changes to the deductibility of research and experimental expenditures that will be effective in the future). Notwithstanding the reduction in the corporate income tax rate, the overall impact of the new federal tax law is uncertain, including to what extent various states will conform to the newly enacted federal tax law.

Income taxes are computed using the asset and liability method. Under the asset and liability method, deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and are measured using the currently enacted tax rates and laws. A full valuation allowance is provided for the amount of deferred tax assets that, based on available evidence, are not expected to be realized. It is the Company's policy to classify interest and penalties on income taxes as interest expense or penalties expense. As of December 31, 2019 and 2018, there have been no interest or penalties incurred on income taxes.

The provision for income taxes consists of the following:

	Year ended December 31, 2019	Year ended December 31, 2018

Current
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

Deferred
Federal	$-	$-
State	-	-
Foreign	-	-
	$-	$-

A reconciliation of the U.S. Federal statutory income tax to the effective income tax is as follows:

	Year ended December 31, 2019	Year ended December 31, 2018
Continuing operations
Tax expense at the federal statutory rate	$(850,030)	$(1,141,370)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	-	27,713
Effect of income tax rate change	-	-
Permanent timing differences	772,183	(147,563)
Temporary timing differences	27,299	8,271
	(50,548)	(1,252,950)
Deferred income tax asset valuation allowance	50,548	1,252,950
	$-	$-
Discontinued operations
Tax expense at the federal statutory rate	$66,918	$(1,141,370)
State tax expense, net of federal tax effect	-	-
Effect of foreign operations	(27,739)	27,713
Effect of income tax rate change	-	-
Permanent timing differences	(1,834,306)	(147,563)
Temporary timing differences	63,004	8,271
	(1,732,123)	(1,252,950)
Deferred income tax asset valuation allowance	1,732,123	1,252,950
	$-	$-

Significant components of the Company's deferred income tax assets are as follows:

	December 31, 2019	December 31, 2018
Depreciation and amortization	$-	$12,618
Other	27,299	(15,412)
Net operating losses	3,936,879	3,750,027
Valuation allowance	(3,964,178)	(3,747,233)
Net deferred income tax assets	$-	$-

The valuation allowance for deferred income tax assets as of December 31, 2019 and December 31, 2018 was $3,964,178 and $3,747,233, respectively. The net change in the deferred income tax assets valuation allowance was an increase of 216,946 after reducing prior year tax loss carry forwards by $(313,050) upon assessment, increasing the deferred tax asset by $63,004 for current year temporary timing differences and by reducing the deferred tax asset by $(1,315,240) for the disposal of Qpagos Corporation and the Mexican operations, effective December 31, 2019.

As of December 31, 2019, the prior three years remain open for examination by the federal or state regulatory agencies for purposes of an audit for tax purposes.

Estimated net operating loss carry-forwards of Innovative Payment Solutions of $18,747,044 begin to expire in 2034 through 2040. In assessing the realizability of deferred income tax assets, management considers whether or not it is more likely than not that some portion or all deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the projected future taxable income and tax planning strategies in making this assessment.

The Company's ability to utilize the United States Federal operating loss carry-forwards may be subject to an annual limitation if pursuant to IRC Section 382/383 of the Internal Revenue Code of 1986, as amended, if a change of ownership has occurred. Management has not determined if an ownership change has occurred under IRC Section 382/383, but is evaluating, if such change has occurred. If such change has occurred it is also possible that the loss carryforward could be eliminated.